INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
INTANGIBLE ASSETS
Schedule of Intangible assets

		Deferred
	Intellectual	Development	Customer
	Property	Costs	Relationships	Brands	Other	Total
Cost
Balance as at December 31, 2021	15,223	6,186	16,584	1,692	64	39,749
Additions	659	6,709	—	—	9	7,377
Acquired through business combination (Note 6)	1,471	—	8,131	462	234	10,298
Effect of movement in exchange rates	369	(14)	758	23	2	1,138

Balance as at December 31, 2022	17,722	12,881	25,473	2,177	309	58,562
Additions	649	8,742	—	—	—	9,391
Effect of movement in exchange rates	(275)	(28)	(715)	(29)	(10)	(1,057)

Balance as at December 31, 2023	18,096	21,595	24,758	2,148	299	66,896

Accumulated Amortization
Balance as at December 31, 2021	3,890	2,411	2,166	431	6	8,904
Amortization	2,238	3,161	2,186	350	46	7,981
Effect of movement in exchange rates	(17)	(4)	(2)	(2)	(3)	(28)

Balance as at December 31, 2022	6,111	5,568	4,350	779	49	16,857
Amortization	2,484	5,667	3,238	663	95	12,147
Effect of movement in exchange rates	(150)	35	(136)	(12)	22	(241)

Balance as at December 31, 2023	8,445	11,270	7,452	1,430	166	28,763

Carrying Amount

Balance as at December 31, 2022	11,611	7,313	21,123	1,398	260	41,705

Balance as at December 31, 2023	9,651	10,325	17,306	718	133	38,133